SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segement	Sep. 30, 2021 USD ($)
Accounting Policies [Abstract]
Capitalized deferred offering costs		$ 6,917
Advertising expenses	$ 1,561
Number of operating segments | segement	1